Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS AND SHARES, EXCEPT PER SHARE DATA)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Numerator
Net income before allocation to noncontrolling interests	$128	$173	$268	$285
Less: net income attributable to noncontrolling interests	—	—	—	1

Net income attributable to Zoetis Inc.	$128	$173	$268	$284

Denominator
Weighted-average common shares outstanding	500.000	500.000	500.000	500.000
Common stock equivalents: stock options and RSUs	0.217	—	0.164	—

Weighted-average common and potential dilutive shares outstanding	500.217	500.000	500.164	500.000

Earnings per share attributable to Zoetis Inc. stockholders—basic	$0.26	$0.35	$0.54	$0.57
Earnings per share attributable to Zoetis Inc. stockholders—diluted	$0.26	$0.35	$0.54	$0.57

The following table presents the calculation of basic and diluted earnings per share:

	Year Ended December 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)	2012	2011	2010
Numerator
Net income before allocation to noncontrolling interests	$436	$248	$111
Less: Net income attributable to noncontrolling interests	—	3	1

Net income attributable to Zoetis	$436	$245	$110

Denominator
Weighted average shares outstanding—basic and diluted	500	500	500

Earnings per share attributable to Zoetis shareholders—basic and diluted	$0.87	$0.49	$0.22